Other Non-Current Assets, Net (Details) ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Other Non-Current Assets, Net [Line Items]
Principal amount	¥ 30,000
Net of allowance	1,047
Third Party [Member]
Other Non-Current Assets, Net [Line Items]
Interest receivable	¥ 1,032
Fanhua Inc. [Member]
Other Non-Current Assets, Net [Line Items]
Interest rate percentage	4.50%